Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,318,590.00
Previously Paid Amount	0.00
Total Fee Amount	508.08
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 508.08
Narrative - Max Aggregate Offering Price	$ 3,318,590.00
Final Prospectus	true